CONTINGENCIES (Details Narrative) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Rent expense operating leases	$ 814,244	$ 906,151
Sublease income	$ 204,750
Minimum [Member]
Rental term	1 year
Maximum [Member]
Rental term	5 years 6 months